Share capital (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Share capital
Authorized share capital | $	$ 100,000,000	$ 100,000,000	$ 50,000	$ 100,000,000
Authorized shares	100,000,000	100,000,000		100,000,000
Par value | $ / shares			$ 0.000025
Class A ordinary shares
Share capital
Authorized shares	80,000,000	80,000,000		80,000,000
Par value | $ / shares	$ 0.001	$ 0.001		$ 0.001
Shares issued	435,143,020
Number of votes per share | Vote	1
Class B ordinary shares
Share capital
Authorized shares	20,000,000	20,000,000		20,000,000
Par value | $ / shares	$ 0.001	$ 0.001		$ 0.001
Shares issued	36,233,237
Number of votes per share | Vote	20
Number of shares converted	5,034,420